Mining interests - Impairment of Goose Project CGU - Narrative (Details) - Goose Project CGU $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / Ounce
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 661
Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | $ / Ounce	1,900
Long-term gold price | Commodity price risk
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in the gold price | $ / Ounce	50
Reduction of recoverable amount due to gold price change	$ 80
Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test	0.06
Discount rate | Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent	2500.00%
Decrease in recoverable amount due to change of discount rate	$ 23